Income Tax expense - Additional information related to tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income tax related to recognition in other comprehensive income
Deferred tax (note 16)	£ 634	£ (21,684)	£ (17,116)
Current tax	(1,900)		16,251
Total income tax expense recognized in other comprehensive income	(1,266)	(21,684)	(865)
US
Income tax related to recognition in other comprehensive income
Deferred tax (note 16)	(2,208)	(17,494)	(1,860)
UK
Income tax related to recognition in other comprehensive income
Deferred tax (note 16)	£ 2,842	£ (4,190)	£ (15,256)